CUSTOMERS, GEOGRAPHIC AND SEGMENTS INFORMATION (Schedule of Revenue and Long-Lived Assets by Geographic Area) (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 129,861	$ 162,036
Long-lived assets	85,972		$ 90,893
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	64,433		66,457
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	59,721	71,841
Long-lived assets	$ 8,982		11,932
Latin America [Member] | Revenues [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage	11.00%
Asia And Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 32,678	36,423
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	21,669	28,690
Long-lived assets	1,861		1,999
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	15,539	11,883
Long-lived assets	9,610		9,486
Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	254	$ 13,199
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 1,086		$ 1,019